INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 4,712,073	$ 6,108,130
Key management personnel	134,082	65,882
Employee benefits and social security	$ 4,846,155	$ 6,174,012